Apr. 30, 2018
State Street Institutional Investment Trust
(the “Trust”)
State Street Equity 500 Index Fund
Class A (SSSVX) Class I (SSSWX) Class K (SSSYX)
State Street Aggregate Bond Index Fund
Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
State Street Small/Mid Cap Equity Index Fund
Class A (SSMJX) Class I (SSMLX) Class K (SSMKX)
(each a “Fund”, collectively the “Funds”)
SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”) EACH DATED APRIL 30, 2018
Effective immediately, the Management Fee for the State Street Aggregate Bond Index Fund will be reduced and the contractual operating expense waivers for each Fund will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Fund. Accordingly, effective immediately, the Prospectus is revised as follows:
STATE STREET EQUITY 500 INDEX FUND
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 1 of the Prospectus and “Example” on page 2 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.02%	0.02%	0.02%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.29%	0.29%	0.09%
Total Annual Fund Operating Expenses	0.56%	0.31%	0.11%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.47%	0.22%	0.02%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$571	$686	$813	$1,181
Class I	$23	$91	$165	$384
Class K	$2	$26	$53	$132
STATE STREET AGGREGATE BOND INDEX FUND
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 7 of the Prospectus and “Example” on pages 7-8 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee[2]	0.025%	0.025%	0.025%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[3]	0.430%	0.430%	0.230%
Acquired Fund Fees and Expenses	0.010%	0.010%	0.010%

Total Annual Fund Operating Expenses	0.715%	0.465%	0.265%

Less Fee Waivers and/or Expense Reimbursements[4,5]	(0.240)%	(0.240)%	(0.240)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.475%	0.225%	0.025%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Management Fees have been restated to reflect current fees.

[3]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[4]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

[5]
SSGA FM is contractually obligated to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$422	$572	$735	$1,208
Class I	$23	$125	$236	$562
Class K	$3	$61	$125	$313
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 22 of the Prospectus and “Example” on page 23 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.030%	0.030%	0.030%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[2]	1.150%	1.150%	0.950%
Total Annual Fund Operating Expenses	1.430%	1.180%	0.980%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.935)%	(0.935)%	(0.935)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.495%	0.245%	0.045%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.045% with respect to the fund, and .03% with respect to the Portfolio, of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$573	$866	$1,181	$2,072
Class I	$25	$282	$559	$1,348
Class K	$5	$219	$450	$1,116